Document and Entity Information	Oct. 15, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000899866
Document Type	8-K
Document Period End Date	Oct. 15, 2019
Entity Registrant Name	Alexion Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-27756
Entity Tax Identification Number	13-3648318
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(475)
Local Phone Number	230-2596
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ALXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false